Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		3/1/2017
	Collection Period Ending Date		3/31/2017
	Collection Period		22
	Payment Date		4/17/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.658252	$182,533,401.85	$17,083,408.03	$165,449,993.82
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$283,033,401.85	$17,083,408.03	$265,949,993.82
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$286,783,401.85	$17,083,408.03	$269,699,993.82
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$182,533,401.85	$188,617.85
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$283,033,401.85	$338,931.18
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,156,875.27
(21)	Principal Collections		$10,644,460.07
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$6,096,684.02
(24)	Liquidation Proceeds		$113,450.96
(25)	Recoveries		$79,169.71
(26)	Investment Earnings		$—
(27)	Total Collections		$18,090,640.03
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$18,090,640.03
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$238,986.17	$238,986.17	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$188,617.85	$188,617.85	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$5,833,408.03	$5,833,408.03	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$429,314.65	$429,314.65	$—
			$18,090,640.03	$18,090,640.03
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$5,833,408.03
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$17,083,408.03
	4. POOL INFORMATION
(53)	Pool Balance		$269,699,994
(54)	Number of Receivables Outstanding		29,218
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		34.61
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$228,773.80	48	$4,766.12
(72)	Recoveries for Collection Period		$79,169.71	81	$977.40
(73)	Net Losses/(Recoveries) for Collection Period		149,604.09
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,434,923.66
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.45799%

		3/31/2017	2/28/2017	1/31/2017	12/31/2016
(77)	Pool Balance at end of collection period	$269,699,994	$286,783,402	$300,957,588	$317,426,230
(78)	Number of receivables outstanding	29,218	30,354	31,187	32,090
(79)	Average month end Pool Balance	$278,241,698	$293,870,495	$309,191,909	$325,210,054
(80)	Realized Losses for Collection Period	$228,774	$194,046	$225,971	$207,546
(81)	Recoveries for Collection Period	$79,170	$110,485	$59,371	$48,011
(82)	Net Losses/(Recoveries) for Collection Period	$149,604	$83,561	$166,599	$159,534
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.987%	0.792%	0.877%	0.766%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.645%	0.341%	0.647%	0.589%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.556%

		3/31/2017	2/28/2017	1/31/2017	12/31/2016
(86)	Receivables 31-59 Days Delinquent	$2,530,825.06	$2,555,104.87	$3,461,775.95	$3,507,494.21
(87)	$ As % of Ending Pool Balance	0.938%	0.891%	1.150%	1.105%
(88)	# of Receivables	243	243	296	325
(89)	# As % of Ending Pool # of Receivables	0.832%	0.801%	0.949%	1.013%
(90)	Receivables 60-89 Days Delinquent	$407,242.44	$789,770.15	$786,720.51	$625,158.67
(91)	$ As % of Ending Pool Balance	0.151%	0.275%	0.261%	0.197%
(92)	# of Receivables	51	72	88	68
(93)	# As % of Ending Pool # of Receivables	0.175%	0.237%	0.282%	0.212%
(94)	Receivables 90 - 119 Days Delinquent	$341,045.27	$405,611.90	$293,537.90	$328,464.53
(95)	$ As % of Ending Pool Balance	0.126%	0.141%	0.098%	0.103%
(96)	# of Receivables	25	47	34	29
(97)	# As % of Ending Pool # of Receivables	0.086%	0.155%	0.109%	0.090%
(98)	Receivables 120+ Days Delinquent	$76,080.38	$89,530.69	$67,639.20	$51,895.68
(99)	$ As % of Ending Pool Balance	0.028%	0.031%	0.022%	0.016%
(100)	# of Receivables	8	10	6	3
(101)	# As % of Ending Pool # of Receivables	0.027%	0.033%	0.019%	0.009%
(102)	Total Delinquencies	$3,355,193.15	$3,840,017.61	$4,609,673.56	$4,513,013.09
(103)	$ As % of Ending Pool Balance	1.244%	1.339%	1.532%	1.422%
(104)	# of Receivables	327	372	424	425
(105)	# As % of Ending Pool # of Receivables	1.119%	1.226%	1.360%	1.324%
(106)	Total Repossession	$308,935.00	$321,494.76	$282,792.82	$341,487.01
(107)	# of Receivables	27	28	30	27

Name: Kim Taylor
Title: Senior Vice President
April 12, 2017